Note 3 - Earnings Per Share (Details) - Weighted Average Shares Used in Basic and Dilutive Earnings per Share Computations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Weighted Average Shares Used in Basic and Dilutive Earnings per Share Computations [Abstract]
Net Income (in Dollars)	$ 1,242,000	$ 702,000
Weighted average shares outstanding – basic	851,866	889,190
Effect of dilutive common stock equivalents	53,455	38,080
Adjusted weighted average shares outstanding – diluted	905,321	927,270
Basic earnings per share (in Dollars per share)	$ 1.46	$ 0.79
Diluted earnings per share (in Dollars per share)	$ 1.37	$ 0.76